Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting
32.	Segment Reporting

Starting from the first quarter of 2015, in order to better evaluate the Group’s business performance and better allocate resources the CODM began to review YY IVAS and others, Huya broadcasting, and 100 Education separately.

In June 2016, the Group revamped the branding from YY IVAS to YY Live. Therefore, the segment of “YY IVAS and others” was renamed as “YY Live”. For the year ended December 31, 2015, net revenues of “YY IVAS” and “others” were presented to the CODM’s review separately. Following the revamp of the branding, net revenues of “YY Live” as a whole are presented to the CODM’s review. Segment presentation for the year ended December 31, 2015 has been updated to be consistent with the segment presentation for the year ended December 31, 2016 and 2017.

As the Company has disposed of a great majority of its online education business before the end of 2016 and disposed of the remaining portion of its online education business in the beginning of 2017, 100 Education ceased to be an operating segment starting from the first quarter of 2017.

In addition, the Company revamped its internal organization and one sub-business stream previously presented and reviewed under YY Live was changed to be presented and reviewed under Huya from the first quarter of 2017. Segment information of comparative periods has been restated accordingly.

Starting from the three months ended December 31, 2017, the Company reviews the financial performance of the operating segments up to the net income of each segment. Segment information for comparative periods has been revised to be presented on the same basis as the year ended December 31, 2017.

As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

The Group currently does not allocate assets to all of its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.

The following table presents summary information by segment:

For the year ended December 31, 2017:

	YY Live	Huya	Total
	RMB	RMB	RMB
Net revenues
Live streaming	8,601,418	2,069,536	10,670,954
Online games	511,175	32,680	543,855
Membership	189,489	8,072	197,561
Others	107,894	74,528	182,422

Total net revenues	9,409,976	2,184,816	11,594,792

Cost of revenues(1)	(5,096,538)	(1,929,864)	(7,026,402)

Gross profit	4,313,438	254,952	4,568,390

Operating expenses(1)
Research and development expenses	(611,726)	(170,160)	(781,886)
Sales and marketing expenses	(603,989)	(87,292)	(691,281)
General and administrative expenses	(442,646)	(101,995)	(544,641)
Goodwill impairment	(2,527)	-	(2,527)

Total operating expenses	(1,660,888)	(359,447)	(2,020,335)

Gain on deconsolidation and disposal of subsidiaries	37,989	-	37,989
Other income	103,558	9,629	113,187

Operating income (loss)	2,794,097	(94,866)	2,699,231

Interest expense	(32,122)	-	(32,122)
Interest income	166,335	14,049	180,384
Gain on partial disposal of investments	45,861	-	45,861
Foreign currency exchange losses, net	(2,176)	-	(2,176)

Income (loss) before income tax expenses	2,971,995	(80,817)	2,891,178

Income tax expenses	(415,811)	-	(415,811)

Income (loss) before share of income (loss) in equity method investments, net of income taxes	2,556,184	(80,817)	2,475,367

Share of income (loss) in equity method investments, net of income taxes	33,175	(151)	33,024

Net income (loss)	2,589,359	(80,968)	2,508,391

(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya	Total
	RMB	RMB	RMB

Cost of revenues	39,882	2,877	42,759
Research and development expenses	113,174	9,174	122,348
Sales and marketing expenses	3,626	791	4,417
General and administrative expenses	60,871	27,266	88,137

The following table presents summary information by segment:

For the year ended December 31, 2016:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB
Net revenues
Live streaming	6,235,249	791,978	-	7,027,227
Online games	634,325	-	-	634,325
Membership	284,860	-	-	284,860
Others	91,985	4,926	160,727	257,638

Total net revenues	7,246,419	796,904	160,727	8,204,050

Cost of revenues(1)	(3,900,814)	(1,094,644)	(107,972)	(5,103,430)

Gross profit (loss)	3,345,605	(297,740)	52,755	3,100,620

Operating expenses(1)
Research and development expenses	(456,375)	(188,334)	(30,521)	(675,230)
Sales and marketing expenses	(259,040)	(68,746)	(59,482)	(387,268)
General and administrative expenses	(375,958)	(71,325)	(35,154)	(482,437)
Goodwill impairment	(3,861)	-	(13,804)	(17,665)
Fair value change of contingent consideration	-	-	-	-

Total operating expenses	(1,095,234)	(328,405)	(138,961)	(1,562,600)

Gain on deconsolidation and disposal of subsidiaries	103,960	-	-	103,960
Other income	129,504	-	-	129,504

Operating income (loss)	2,483,835	(626,145)	(86,206)	1,771,484

Gain on partial disposal of investments	25,061	-	-	25,061
Interest expense	(81,085)	-	-	(81,085)
Interest income	66,631	518	44	67,193
Foreign currency exchange losses, net	1,158	-	-	1,158

Income (loss) before income tax expenses	2,495,600	(625,627)	(86,162)	1,783,811

Income tax (expenses) benefits	(294,529)	-	14,015	(280,514)

Income (loss) before share of income (loss) in equity method investments, net of income taxes	2,201,071	(625,627)	(72,147)	1,503,297

Share of income (loss) in equity method investments, net of income taxes	8,390	-	(111)	8,279

Net income (loss)	2,209,461	(625,627)	(72,258)	1,511,576

(1) Share based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	9,893	5,677	324	15,894
Research and development expenses	53,085	19,538	6,193	78,816
Sales and marketing expenses	2,781	326	-	3,107
General and administrative expenses	19,523	26,557	13,389	59,469

For the year ended December 31, 2015:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB
Net revenues
Live streaming	4,183,533	356,324	-	4,539,857
Online games	771,882	-	-	771,882
Membership	291,310	-	-	291,310
Others	170,426	-	123,774	294,200

Total net revenues	5,417,151	356,324	123,774	5,897,249
Cost of revenues(1)	(2,784,637)	(668,493)	(126,614)	(3,579,744)

Gross profit (loss)	2,632,514	(312,169)	(2,840)	2,317,505

Operating expenses(1)
Research and development expenses	(359,598)	(152,351)	(36,850)	(548,799)
Sales and marketing expenses	(229,295)	(48,303)	(35,272)	(312,870)
General and administrative expenses	(233,086)	(33,318)	(92,070)	(358,474)
Goodwill impairment	(128,035)	-	(182,089)	(310,124)
Fair value change of contingent consideration	107,306	-	185,165	292,471

Total operating expenses	(842,708)	(233,972)	(161,116)	(1,237,796)

Other income	82,300	-	-	82,300

Operating income (loss)	1,872,106	(546,141)	(163,956)	1,162,009

Interest expense	(97,125)	-	-	(97,125)
Interest income	137,759	-	133	137,892
Foreign currency exchange losses, net	(38,099)	-	-	(38,099)
Other non-operating expenses	(2,165)	-	-	(2,165)

Income (loss) before income tax expenses	1,872,476	(546,141)	(163,823)	1,162,512

Income tax (expenses) benefits	(193,064)	-	14,737	(178,327)

Income (loss) before share of income in equity method investments, net of income taxes	1,679,412	(546,141)	(149,086)	984,185

Share of income in equity method investments, net of income taxes	14,120	-	-	14,120

Net income (loss)	1,693,532	(546,141)	(149,086)	998,305

(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	20,932	2,642	389	23,963
Research and development expenses	52,395	11,759	6,797	70,951
Sales and marketing expenses	2,628	655	-	3,283
General and administrative expenses	49,137	5,425	32,613	87,175